Fair Value Measurement (Details Narrative) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Loan Loss Reserve Church Bonds	$ 458,000	$ 200,000
Loan Loss Impaired Loans	19,173	$ 193,104
Secured Investor Certificatee Offering	10,000,000
Certificate Offering Minimal Investment	1,000
Total Secured Investor Certificates Issued Series D	7,296
Outstanding Debt Secured Investor Certificates Issued Series D	$ 7,296,000